Significant Accounting Policies - Segment reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥)
Segment reporting
Number of operating segments | segment	1
Number of principal geographical areas | item	2	2
Property and equipment, net	$ 7,533	¥ 49,009	¥ 41,576
China
Segment reporting
Property and equipment, net		36,045	27,228
Philippines
Segment reporting
Property and equipment, net		¥ 12,964	¥ 14,348